- SCHEDULE OF DEPRECIATION AND AMORTIZATION EXPENSE INCLUDED WITHIN SEGMENT INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 261,853	$ 301,837	$ 244,928
Operating Segments | North America
Segment Reporting Information [Line Items]
Depreciation and amortization	171,265	162,211	153,185
Operating Segments | International and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	42,542	50,753	46,342
Corporate, Non-Segment | Corporate (1)
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 48,046	$ 88,873	$ 45,401